Acquisition (Details) - M.SETEK - Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong") - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 29, 2013	Dec. 31, 2012	Mar. 08, 2012
Acquisition of Hebei Ningjin Songgong
Ownership percentage held			65.00%
Portion of prepayment to be repaid by supplier in cash			¥ 69,500
Impairment of allowance for advance to third party suppliers		¥ 96,517
Ownership percentage transferred	65.00%
Total consideration received by supplier on transfer of equity interest	¥ 150,483